Warranty Liability - Schedule of warranty provision (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Warranty Provision Abstract
Opening balance	$ 695,147	$ 336,571
Warranty additions	311,863	462,370
Warranty disbursements	(64,871)	(100,078)
Foreign exchange translation	7,612	(3,716)
Total	949,751	695,147
Current portion	101,294	121,944
Long term portion	848,457	573,203
Total	$ 949,751	$ 695,147